Shareholders' Equity (deficit) (Details) - Schedule of share consolidation - shares		3 Months Ended	10 Months Ended
		Mar. 31, 2022	Dec. 31, 2021
Common Shares [Member]
Shareholders' Equity (deficit) (Details) - Schedule of share consolidation [Line Items]
Authorized, Beginning balance	[1]	390,000	1,060,000
Issued, Beginning balance	[1]	361,528	1,000,000
Authorized, Ending balance	[1]	390,000	390,000
Issued, Ending balance	[1]	361,528	361,528
Authorized, Conversion of transferred Common Shares into Series A Preferred Shares	[1]		(670,000)
Issued, Conversion of transferred Common Shares into Series A Preferred Shares	[1]		(670,000)
Authorized, Preferred Shares purchased by a director following appointment as chairman of the Board	[1]
Issued, Preferred Shares purchased by a director following appointment as chairman of the Board	[1]
Authorized, Share-based payment under the equity incentive plan (ESPP)	[1]
Issued, Share-based payment under the equity incentive plan (ESPP)	[1]		31,528
Authorized, Repurchase of 57,756 Common Shares following the resignation of a co-founder	[1]
Issued, Repurchase of 57,756 Common Shares following the resignation of a co-founder	[1]
Series A Preferred Shares [Member]
Shareholders' Equity (deficit) (Details) - Schedule of share consolidation [Line Items]
Authorized, Beginning balance	[1]	680,196
Issued, Beginning balance	[1]	680,196
Authorized, Ending balance	[1]	680,196	680,196
Issued, Ending balance	[1]	680,196	680,196
Authorized, Conversion of transferred Common Shares into Series A Preferred Shares	[1]		670,000
Issued, Conversion of transferred Common Shares into Series A Preferred Shares	[1]		670,000
Authorized, Preferred Shares purchased by a director following appointment as chairman of the Board	[1]		10,196
Issued, Preferred Shares purchased by a director following appointment as chairman of the Board	[1]		10,196
Authorized, Share-based payment under the equity incentive plan (ESPP)	[1]
Issued, Share-based payment under the equity incentive plan (ESPP)	[1]
Authorized, Repurchase of 57,756 Common Shares following the resignation of a co-founder	[1]
Issued, Repurchase of 57,756 Common Shares following the resignation of a co-founder	[1]
Common Shares Held In Treasury [Member]
Shareholders' Equity (deficit) (Details) - Schedule of share consolidation [Line Items]
Beginning balance	[2]	57,756
Ending balance	[2]	(22,756)	(57,756)
Conversion of transferred Common Shares into Series A Preferred Shares	[2]
Preferred Shares purchased by a director following appointment as chairman of the Board	[2]
Share-based payment under the equity incentive plan (ESPP)	[2]	(35,000)
Repurchase of 57,756 Common Shares following the resignation of a co-founder	[2]		(57,756)

[1]	Fully paid-in registered shares with a par value of CHF 0.10
[2]	Registered shares with a par value of CHF 0.10 held in treasury